GOODWILL - Carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	¥ 581,877	$ 84,364	¥ 213,656	¥ 210,443
Addition	0	0	368,221	3,213	¥ 45,272	¥ 165,171
Disposal	(6,450)	(935)
Impairment	0	0	0	0
Goodwill, Ending Balance	¥ 575,427	$ 83,429	¥ 581,877	¥ 213,656	¥ 210,443